SCHEDULE OF OPERATING LEASE PAYMENTS INCLUDING RENTAL PAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease
2026	¥ 10,401
2027	9,418
2028	3,850
Total undiscounted lease payments	23,669
Less: imputed interest	(1,062)
Total operating lease liabilities	¥ 22,607	¥ 42,486